STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited) - USD ($) $ in Thousands		Common Stock, $0.001 Par Value [Member]		Proceeds on account of shares [Member]	Treasury Shares [Member]	Accumulated other comprehensive income [Member]	Additional paid-in Capital [Member]	Accumulated deficit [Member]	Total
Balance beginning at Sep. 30, 2014		$ 1		$ 20			$ 36,231	$ (35,942)	$ 310
Balance beginning (in shares) at Sep. 30, 2014		385,455
Increase (Decrease) in Stockholders' Deficiency [Roll Forward]
Share based compensation							558		558
Issuance of common stock, net of issuance cost							347		347
Issuance of common stock, net of issuance cost (in shares)		71,836
Issuance of common stock in respect of issuance of convertible notes							1,525		1,525
Issuance of common stock in respect of issuance of convertible notes (in shares)		581,019
Issuance of shares for services							1,574		1,574
Issuance of shares for services (in shares)		254,743
Issuance of convertible debentures							482		482
Treasury shares purchases					$ (28)				(28)
Treasury shares purchases (in shares)		(1,109)
Comprehensive loss								(7,462)	(7,462)
Balance ending at Sep. 30, 2015		$ 1		20	(28)		40,717	(43,404)	(2,694)
Balance ending (in shares) at Sep. 30, 2015		1,291,944
Increase (Decrease) in Stockholders' Deficiency [Roll Forward]
Issuance of common stock, net of issuance cost							215		215
Issuance of common stock, net of issuance cost (in shares)		77,806
Issuance of shares for services							136		136
Issuance of shares for services (in shares)		18,731
Comprehensive loss								(1,288)	(1,288)
Proceeds on account of shares				145					145
Balance ending at Dec. 31, 2015	[1]	$ 1		165	(28)		41,068	(44,692)	$ (3,486)
Balance ending (in shares) at Dec. 31, 2015	[1]	1,388,481							1,388,481
Increase (Decrease) in Stockholders' Deficiency [Roll Forward]
Issuance of common stock, net of issuance cost			[2]	(20)			614		$ 594
Issuance of common stock, net of issuance cost (in shares)		276,924
Issuance of shares for services			[2]				385		385
Issuance of shares for services (in shares)		4,808
Comprehensive loss						$ 4		(3,881)	(3,877)
Balance ending at Mar. 31, 2016		$ 1		145	(28)	4	42,067	(48,573)	(6,384)
Balance ending (in shares) at Mar. 31, 2016		1,670,211
Balance beginning at Dec. 31, 2015	[1]	$ 1		165	(28)		41,068	(44,692)	$ (3,486)
Balance beginning (in shares) at Dec. 31, 2015	[1]	1,388,481							1,388,481
Increase (Decrease) in Stockholders' Deficiency [Roll Forward]
Extinguish of liability upon shares issuance							1,527		$ 1,527
Extinguish of liability upon shares issuance (in shares)		161,051
Issuance of common stock, net of issuance cost		$ 1		(20)			736		717
Issuance of common stock, net of issuance cost (in shares)		427,552
Issuance of shares for services							745		745
Issuance of shares for services (in shares)		57,754
Exercise of warrants							41		41
Exercise of warrants, shares		5,385
Comprehensive loss						33		(1,801)	(1,768)
Issuance of shares with respect to proceeds on account of shares				$ (145)			145
Issuance of shares with respect to proceeds on account of shares (in shares)		107,160
Balance ending at Dec. 31, 2016		$ 2			(28)	33	44,262	(46,493)	$ (2,224)
Balance ending (in shares) at Dec. 31, 2016		2,147,383							2,147,383
Increase (Decrease) in Stockholders' Deficiency [Roll Forward]
Share based compensation							221		$ 221
Share based compensation (in shares)		19,576
Extinguish of liability upon shares issuance							47		47
Extinguish of liability upon shares issuance (in shares)		7,404
Issuance of shares for services							132		132
Issuance of shares for services (in shares)		27,598
Comprehensive loss						(6)		(1,981)	(1,987)
Balance ending at Mar. 31, 2017		$ 2			$ (28)	$ 27	$ 44,662	$ (48,474)	$ (3,811)
Balance ending (in shares) at Mar. 31, 2017		2,201,961							2,201,963

[1]	Retrospectively adjusted to reflect the 130 - for - 1 reverse stock split
[2]	less than $1